Segment Information (Tables)	9 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
Schedule of Revenue and Operating Results by Segments	The revenue and operating results by segments were as follows:
	For the nine Months Ended September 30, 2024
	Auto service	Auto eInsurance service	Others*	Consolidated
Revenues from external customers	$159,555	$119,108	$34,046	$312,709
Depreciation and amortization	$(1,429)	$(2,106)	$(362)	$(3,897)
Segment income (loss) before tax	$8,660	$(3,474)	$(65,828)	$(60,642)
	For the nine Months Ended September 30, 2023
	Auto service	Auto eInsurance service	Others*	Consolidated
Revenues from external customers	$147,527	$78,842	$24,094	$250,463
Depreciation and amortization	$(2,248)	$(1,409)	$(742)	$(4,399)
Segment income (loss) before tax	$9,529	$(952)	$(12,265)	$(3,688)
*	Others represents revenue and expenses that are not allocated to reportable segments and corporate related items.

Schedule of Assets by Segments	The total assets by segments as of December 31, 2023 and as of September 30, 2024 were as follows:
	December 31,	September 30,
	2023	2024
Segment assets
Auto service	$136,387	$165,521
Auto eInsurance service	66,274	61,376
Others	20,574	25,158
Total segment assets	$223,235	$252,055